STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (PARENTHETICALS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2010
STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY [Abstract]
Issuance costs for issuance of shares capital related to secondary offering	$ 252
Accumulated unrealized gain (loss) on available-for-sale marketable securities	45	61	(23)
Accumulated unrealized gain (loss) on foreign currency cash flows hedges	(855)	1,699	457
Accumulated other comprehensive income (loss)	$ (810)	$ 1,760	$ 434